Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Apr. 30, 2026	Apr. 30, 2025
Related Party Transaction [Line Items]
Total repayment of loans from related parties during the year		$ 613,005	$ 528,168
Total amounts due to a related party		$ 1,031,001	1,644,006
Ms. Yanmei Mo [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		The controlling shareholder of the Company
Total repayment of loans from related parties during the year		$ 613,005	528,168
Total amounts due to a related party	[1]	$ 1,031,001	$ 1,644,006

[1]	The outstanding balance as of April 30, 2025 and 2026 represented financial support provided by Ms. Yanmei Mo for the Company’s daily operations and financial needs. The balance was interest-free, unsecured, and repayable on demand.